Land Use Right, Net - Schedule of Land Use Right, Net (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 CNY (¥)
Land Use Right Net [Abstract]
Land in Ningxiang, Changsha City	¥ 38,920		¥ 38,920
Less: accumulated amortization	4,226		3,253
Land use right, net	¥ 34,694	$ 5,266	¥ 35,667